ALLOWANCE FOR LOAN LOSSES - Impaired Loans (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable
Financing Receivable, Impaired [Line Items]
Related Allowance	$ 784	$ 252
Recorded Investment	20,603	24,324
Unpaid Principal Balance	21,387	24,576
Average Recorded Investment	22,464	25,400
Interest Income Recognized	964	391
Originated Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	3,977	5,313
Unpaid Principal Balance with no related allowance	3,977	5,313
Related Allowance
Average Recorded Investment with no related allowance	4,645	4,926
Interest Income Recognized with no related allowance	46	128
Recorded Investment	1,107	432
Principal Balance	1,739	684
Related Allowance	632	252
Average Recorded Investment	770	486
Interest Income Recognized	6
Purchased Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment	148
Principal Balance	261
Related Allowance	113
Average Recorded Investment	74
Interest Income Recognized	5
Purchased Loans Receivable | With Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	13,595	15,939
Unpaid Principal Balance with no related allowance	13,595	15,939
Related Allowance
Average Recorded Investment with no related allowance	14,767	17,348
Interest Income Recognized with no related allowance	846	174
Recorded Investment	13
Principal Balance	52
Related Allowance	39
Average Recorded Investment	7
Interest Income Recognized
Purchased Loans Receivable | Without Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	1,763	2,640
Unpaid Principal Balance with no related allowance	1,763	2,640
Related Allowance
Average Recorded Investment with no related allowance	2,201	2,640
Interest Income Recognized with no related allowance	61	89
One-to four Family Residential | Loans Receivable
Financing Receivable, Impaired [Line Items]
Related Allowance	721	244
Recorded Investment	10,249	13,270
Unpaid Principal Balance	10,970	13,514
Average Recorded Investment	11,760	13,779
Interest Income Recognized	346	320
One-to four Family Residential | Originated Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	3,487	5,031
Unpaid Principal Balance with no related allowance	3,487	5,031
Related Allowance
Average Recorded Investment with no related allowance	4,259	4,670
Interest Income Recognized with no related allowance	43	108
Recorded Investment	946	280
Principal Balance	1,515	524
Related Allowance	569	244
Average Recorded Investment	613	395
Interest Income Recognized	6
One-to four Family Residential | Purchased Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment	148
Principal Balance	261
Related Allowance	113
Average Recorded Investment	74
Interest Income Recognized	5
One-to four Family Residential | Purchased Loans Receivable | With Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	3,931	5,574
Unpaid Principal Balance with no related allowance	3,931	5,574
Related Allowance
Average Recorded Investment with no related allowance	4,752	6,329
Interest Income Recognized with no related allowance	232	135
Recorded Investment	13
Principal Balance	52
Related Allowance	39
Average Recorded Investment	7
Interest Income Recognized
One-to four Family Residential | Purchased Loans Receivable | Without Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	1,724	2,385
Unpaid Principal Balance with no related allowance	1,724	2,385
Related Allowance
Average Recorded Investment with no related allowance	2,055	2,385
Interest Income Recognized with no related allowance	60	77
Multi-family Residential | Loans Receivable
Financing Receivable, Impaired [Line Items]
Related Allowance
Recorded Investment	1,156	1,164
Unpaid Principal Balance	1,156	1,164
Average Recorded Investment	1,160	1,160
Interest Income Recognized	54	21
Multi-family Residential | Originated Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	94	96
Unpaid Principal Balance with no related allowance	94	96
Related Allowance
Average Recorded Investment with no related allowance	95	39
Interest Income Recognized with no related allowance	1	4
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Multi-family Residential | Purchased Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Multi-family Residential | Purchased Loans Receivable | With Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	1,062	1,068
Unpaid Principal Balance with no related allowance	1,062	1,068
Related Allowance
Average Recorded Investment with no related allowance	1,065	1,121
Interest Income Recognized with no related allowance	53	17
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Multi-family Residential | Purchased Loans Receivable | Without Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance
Unpaid Principal Balance with no related allowance
Related Allowance
Average Recorded Investment with no related allowance
Interest Income Recognized with no related allowance
Construction | Loans Receivable
Financing Receivable, Impaired [Line Items]
Related Allowance
Recorded Investment
Unpaid Principal Balance
Average Recorded Investment
Interest Income Recognized
Construction | Originated Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance
Unpaid Principal Balance with no related allowance
Related Allowance
Average Recorded Investment with no related allowance
Interest Income Recognized with no related allowance
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Construction | Purchased Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Construction | Purchased Loans Receivable | With Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance
Unpaid Principal Balance with no related allowance
Related Allowance
Average Recorded Investment with no related allowance
Interest Income Recognized with no related allowance
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Construction | Purchased Loans Receivable | Without Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance
Unpaid Principal Balance with no related allowance
Related Allowance
Average Recorded Investment with no related allowance
Interest Income Recognized with no related allowance
Commercial | Loans Receivable
Financing Receivable, Impaired [Line Items]
Related Allowance	63	8
Recorded Investment	9,078	9,772
Unpaid Principal Balance	9,141	9,780
Average Recorded Investment	9,425	9,453
Interest Income Recognized	547	44
Commercial | Originated Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	396	186
Unpaid Principal Balance with no related allowance	396	186
Related Allowance
Average Recorded Investment with no related allowance	291	217
Interest Income Recognized with no related allowance	2	16
Recorded Investment	161	152
Principal Balance	224	160
Related Allowance	63	8
Average Recorded Investment	157	91
Interest Income Recognized
Commercial | Purchased Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial | Purchased Loans Receivable | With Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	8,521	9,201
Unpaid Principal Balance with no related allowance	8,521	9,201
Related Allowance
Average Recorded Investment with no related allowance	8,861	8,912
Interest Income Recognized with no related allowance	545	18
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial | Purchased Loans Receivable | Without Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance		233
Unpaid Principal Balance with no related allowance		233
Related Allowance
Average Recorded Investment with no related allowance	116	233
Interest Income Recognized with no related allowance		10
Consumer | Loans Receivable
Financing Receivable, Impaired [Line Items]
Related Allowance
Recorded Investment	120	118
Unpaid Principal Balance	120	118
Average Recorded Investment	119	1,008
Interest Income Recognized	17	6
Consumer | Originated Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance
Unpaid Principal Balance with no related allowance
Related Allowance
Average Recorded Investment with no related allowance
Interest Income Recognized with no related allowance
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Consumer | Purchased Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Consumer | Purchased Loans Receivable | With Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	81	96
Unpaid Principal Balance with no related allowance	81	96
Related Allowance
Average Recorded Investment with no related allowance	89	986
Interest Income Recognized with no related allowance	16	4
Recorded Investment
Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Consumer | Purchased Loans Receivable | Without Credit Quality Discount
Financing Receivable, Impaired [Line Items]
Recorded Investment with no related allowance	39	22
Unpaid Principal Balance with no related allowance	39	22
Related Allowance
Average Recorded Investment with no related allowance	30	22
Interest Income Recognized with no related allowance	$ 1	$ 2